Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Federal
Current	$ 1,146	$ 1,162	$ 1,287
Deferred	(291)	166	(148)
Federal income tax	855	1,328	1,139
State
Current	355	379	395
Deferred	(144)	(59)	20
State income tax	211	320	415
Applicable income taxes	$ 1,066	$ 1,648	$ 1,554